Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Inventories (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories [Line Items]
Finished goods	€ 28,260	€ 30,950
Work in progress	3,467	5,019
Raw materials	44,278	42,230
Total	76,006	78,198
Write-downs inventories	(27,188)	(27,188)
Write-downs finished goods [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	(9,206)	(9,206)
Write-downs work in progress [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	(1,318)	(1,318)
Write-downs raw materials [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	€ (16,664)	€ (16,664)